SEGMENTS - Schedule of Revenue and Long-Lived Assets, by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	$ 8,245,268	$ 8,024,403	$ 5,943,739
Total long-lived assets	1,102,234	1,116,124
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	3,189,105	3,272,943	1,831,591
Total long-lived assets	145,329	155,700
Costa Rica
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	252,287	261,793
Vessels and containers on-the-water or in-transit
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	191,561	207,621
Honduras
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	106,061	108,993
Chile
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	102,145	94,150
Ecuador
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	86,680	85,200
U.K.
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	858,652	782,497	796,474
Total long-lived assets	42,637	35,256
Czech Republic
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	34,051	30,913
Sweden
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	598,801	574,682	613,911
Total long-lived assets	31,218	28,189
Denmark
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	24,676	24,266
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	659,072	615,417	637,123
Total long-lived assets	25,344	24,089
Ireland
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	445,395	394,981	416,410
Total long-lived assets	23,894	23,174
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue, net	2,494,243	2,383,883	$ 1,648,230
Total long-lived assets	$ 36,351	$ 36,780